Distribution Date:	03/12/26	CD 2017-CD3 Mortgage Trust
Determination Date:	03/06/26
Next Distribution Date:	04/10/26
Record Date:	02/27/26	Commercial Mortgage Pass-Through Certificates
Series 2017-CD3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Citigroup Commercial Mortgage Securities Inc.
Certificate Factor Detail	3		Attention: Richard Simpson	(212) 816-5343	richard.simpson@citi.com; ryan.m.oconnor@citi.com
Certificate Interest Reconciliation Detail	4		388 Greenwich Street, 6th Floor | New York, NY 10013 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Detail	5		Association
Exchangeable Certificate Factor Detail	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Additional Information	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	K-Star Asset Management LLC
Bond / Collateral Reconciliation - Balances	9		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
			5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15-16	Representations Reviewer
Mortgage Loan Detail (Part 2)	17-18		David Rodgers	(212) 230-9025
Principal Prepayment Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Controlling Class	KKR Real Estate Credit Opportunity Partners Aggregator I L.P.
Specially Serviced Loan Detail - Part 2	24	Representative
Modified Loan Detail	25		-
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12515GAA5	1.965000%	29,155,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12515GAB3	3.153000%	38,347,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12515GAC1	3.356000%	200,000,000.00	120,720,587.92	8,538,139.08	337,615.24	0.00	0.00	8,875,754.32	112,182,448.84	26.57%	30.00%
A-4	12515GAD9	3.631000%	589,293,000.00	589,293,000.00	0.00	1,783,102.40	0.00	0.00	1,783,102.40	589,293,000.00	26.57%	30.00%
A-AB	12515GAE7	3.453000%	54,788,000.00	7,107,784.71	1,304,880.17	20,452.65	0.00	0.00	1,325,332.82	5,802,904.54	26.57%	30.00%
A-S	12515GAF4	3.833000%	78,136,000.00	78,136,000.00	0.00	249,579.41	0.00	0.00	249,579.41	78,136,000.00	18.46%	24.00%
B	12515GAG2	3.984000%	61,857,000.00	61,857,000.00	0.00	205,365.24	0.00	0.00	205,365.24	61,857,000.00	12.03%	19.25%
C	12515GAH0	4.557310%	63,485,000.00	63,485,000.00	0.00	263,286.06	0.00	0.00	263,286.06	63,485,000.00	5.44%	14.38%
D	12515GAM9	3.250000%	76,508,000.00	70,113,571.03	0.00	0.00	0.00	17,687,769.32	0.00	52,425,801.71	0.00%	8.50%
E*	12515GAQ0	4.557310%	35,812,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	5.75%
F	12515GAS6	4.557310%	14,651,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	4.63%
G	12515GAU1	4.557310%	60,229,959.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	12515GBL0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12515GBM8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	N/A	4.557310%	25,222,199.00	19,188,120.21	190,639.52	69,623.72	0.00	342,576.57	260,263.24	18,654,904.12	0.00%	0.00%
Regular SubTotal			1,327,484,158.02	1,009,901,063.87	10,033,658.77	2,929,024.72	0.00	18,030,345.89	12,962,683.49	981,837,059.21

X-A	12515GAJ6	0.949799%	989,719,000.00	795,257,372.62	0.00	629,445.51	0.00	0.00	629,445.51	785,414,353.38
X-B	12515GAK3	0.573310%	61,857,000.00	61,857,000.00	0.00	29,552.69	0.00	0.00	29,552.69	61,857,000.00
X-D	12515GAV9	1.307310%	76,508,000.00	70,113,571.03	0.00	76,383.47	0.00	0.00	76,383.47	52,425,801.71
Notional SubTotal			1,128,084,000.00	927,227,943.65	0.00	735,381.67	0.00	0.00	735,381.67	899,697,155.09

Deal Distribution Total					10,033,658.77	3,664,406.39	0.00	18,030,345.89	13,698,065.16

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12515GAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12515GAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12515GAC1	603.60293960	42.69069540	1.68807620	0.00000000	0.00000000	0.00000000	0.00000000	44.37877160	560.91224420
A-4	12515GAD9	1,000.00000000	0.00000000	3.02583333	0.00000000	0.00000000	0.00000000	0.00000000	3.02583333	1,000.00000000
A-AB	12515GAE7	129.73250913	23.81689731	0.37330529	0.00000000	0.00000000	0.00000000	0.00000000	24.19020260	105.91561181
A-S	12515GAF4	1,000.00000000	0.00000000	3.19416671	0.00000000	0.00000000	0.00000000	0.00000000	3.19416671	1,000.00000000
B	12515GAG2	1,000.00000000	0.00000000	3.32000000	0.00000000	0.00000000	0.00000000	0.00000000	3.32000000	1,000.00000000
C	12515GAH0	1,000.00000000	0.00000000	4.14721682	(0.34945861)	3.13679121	0.00000000	0.00000000	4.14721682	1,000.00000000
D	12515GAM9	916.42143344	0.00000000	0.00000000	2.48197470	34.71658493	0.00000000	231.18849428	0.00000000	685.23293917
E	12515GAQ0	0.00000000	0.00000000	0.00000000	0.00000000	106.05443538	0.00000000	0.00000000	0.00000000	0.00000000
F	12515GAS6	0.00000000	0.00000000	0.00000000	0.00000000	235.49120401	0.00000000	0.00000000	0.00000000	0.00000000
G	12515GAU1	0.00000000	0.00000000	0.00000000	0.00000000	268.69620200	0.00000000	0.00000000	0.00000000	0.00000000
S	12515GBL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12515GBM8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	760.76317572	7.55840203	2.76041435	0.12878021	20.20358217	0.00000000	13.58234347	10.31881637	739.62243023

Notional Certificates
X-A	12515GAJ6	803.51834472	0.00000000	0.63598406	0.00000000	0.00000000	0.00000000	0.00000000	0.63598406	793.57307820
X-B	12515GAK3	1,000.00000000	0.00000000	0.47775822	0.00000000	0.00000000	0.00000000	0.00000000	0.47775822	1,000.00000000
X-D	12515GAV9	916.42143344	0.00000000	0.99837233	0.00000000	0.00000000	0.00000000	0.00000000	0.99837233	685.23293917

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02/01/26 - 02/28/26	30	0.00	337,615.24	0.00	337,615.24	0.00	0.00	0.00	337,615.24	0.00
A-4	02/01/26 - 02/28/26	30	0.00	1,783,102.40	0.00	1,783,102.40	0.00	0.00	0.00	1,783,102.40	0.00
A-AB	02/01/26 - 02/28/26	30	0.00	20,452.65	0.00	20,452.65	0.00	0.00	0.00	20,452.65	0.00
X-A	02/01/26 - 02/28/26	30	0.00	629,445.51	0.00	629,445.51	0.00	0.00	0.00	629,445.51	0.00
X-B	02/01/26 - 02/28/26	30	0.00	29,552.69	0.00	29,552.69	0.00	0.00	0.00	29,552.69	0.00
X-D	02/01/26 - 02/28/26	30	0.00	76,383.47	0.00	76,383.47	0.00	0.00	0.00	76,383.47	0.00
A-S	02/01/26 - 02/28/26	30	0.00	249,579.41	0.00	249,579.41	0.00	0.00	0.00	249,579.41	0.00
B	02/01/26 - 02/28/26	30	0.00	205,365.24	0.00	205,365.24	0.00	0.00	0.00	205,365.24	0.00
C	02/01/26 - 02/28/26	30	220,487.21	241,100.68	0.00	241,100.68	(22,185.38)	0.00	0.00	263,286.06	199,139.19
D	02/01/26 - 02/28/26	30	2,459,544.29	189,890.92	0.00	189,890.92	189,890.92	0.00	0.00	0.00	2,656,096.48
E	N/A	N/A	3,783,652.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,798,021.44
F	N/A	N/A	3,437,128.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,450,181.63
G	N/A	N/A	16,122,332.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	16,183,561.23
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR Interest	02/01/26 - 02/28/26	30	504,415.00	72,871.84	0.00	72,871.84	3,248.12	0.00	0.00	69,623.72	509,578.77
Totals			26,527,559.30	3,835,360.05	0.00	3,835,360.05	170,953.66	0.00	0.00	3,664,406.39	26,796,578.74

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
V-A (Cert)	12515GAY3	4.557310%	9,057,988.00	7,278,259.48	90,084.11	27,641.07	0.00	0.00	117,725.18	7,188,175.37
V-A (EC)	N/A	4.557310%	10,110,881.00	8,124,278.31	100,555.41	30,854.05	0.00	0.00	131,409.46	8,023,722.90
V-B (Cert)	12515GBA4	4.557310%	566,121.00	566,121.00	0.00	2,149.99	0.00	0.00	2,149.99	566,121.00
V-B (EC)	N/A	4.557310%	631,925.00	631,925.00	0.00	2,399.90	0.00	0.00	2,399.90	631,925.00
V-C (Cert)	12515GBC0	4.557310%	581,020.00	581,020.00	0.00	2,206.57	0.00	0.00	2,206.57	581,020.00
V-C (EC)	N/A	4.557310%	648,557.00	648,557.00	0.00	2,463.06	0.00	0.00	2,463.06	648,557.00
V-D (Cert)	12515GBE6	4.557310%	700,208.00	641,685.93	0.00	902.11	0.00	161,880.07	902.11	479,805.86
V-D (EC)	N/A	4.557310%	781,598.00	716,273.50	0.00	1,006.97	0.00	180,696.50	1,006.97	535,577.00
V-E (Cert)	12515GBG1	N/A	1,013,072.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-E (EC)	N/A	N/A	1,130,829.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			25,222,199.00	19,188,120.22	190,639.52	69,623.72	0.00	342,576.57	260,263.24	18,654,904.13

Exchangeable Certificate Details
V-A	12515GAY3	4.557310%	9,057,988.00	15,402,537.79	190,639.52	58,495.12	0.00	0.00	249,134.64	15,211,898.27
V-B	12515GBA4	4.557310%	566,121.00	1,198,046.00	0.00	4,549.89	0.00	0.00	4,549.89	1,198,046.00
V-C	12515GBC0	4.557310%	581,020.00	1,229,577.00	0.00	4,669.64	0.00	0.00	4,669.64	1,229,577.00
V-D	12515GBE6	4.557310%	700,208.00	1,357,959.42	0.00	1,909.08	0.00	342,576.57	1,909.08	1,015,382.85
V-E	12515GBG1	N/A	1,013,072.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-2	12515GBH9	4.557310%	13,303,790.00	10,121,033.81	100,555.41	36,723.98	0.00	180,696.50	137,279.39	9,839,781.90
Exchangeable Certificates Total			25,222,199.00	29,309,154.02	291,194.93	106,347.71	0.00	523,273.07	397,542.64	28,494,686.02

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V-A	12515GAY3	1,700.43698336	21.04656354	6.45784914	0.00000000	0.00000000	0.00000000	0.00000000	27.50441268	1,679.39041982
V-B	12515GBA4	2,116.23663492	0.00000000	8.03695676	0.00000000	0.00000000	0.00000000	0.00000000	8.03695676	2,116.23663492
V-C	12515GBC0	2,116.23868369	0.00000000	8.03696947	0.00000000	0.00000000	0.00000000	0.00000000	8.03696947	2,116.23868369
V-D	12515GBE6	1,939.36575989	0.00000000	2.72644700	4.63879304	79.62229795	0.00000000	489.24972294	2.72644700	1,450.11603695
V-E	12515GBG1	0.00000000	0.00000000	0.00000000	0.00000000	447.97071679	0.00000000	0.00000000	0.00000000	0.00000000
V-2	12515GBH9	760.76319680	7.55840328	2.76041489	0.12877984	20.20357131	0.00000000	13.58233255	10.31881817	739.62246097

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	13,698,065.16
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,603,358.59	Master Servicing Fee	4,447.87
Interest Reductions due to Nonrecoverability Determination	(201,720.75)	Certificate Administrator Fee	3,848.85
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	392.74
ARD Interest	0.00	Operating Advisor Fee	1,693.41
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	242,617.65
Total Interest Collected	3,644,255.49	Total Fees	10,382.87

Principal		Expenses/Reimbursements
Scheduled Principal	1,036,859.71	Reimbursement for Interest on Advances	(6,979.06)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	8,996,799.05	Special Servicing Fees (Monthly)	(23,554.70)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	10,033,658.76	Total Expenses/Reimbursements	(30,533.76)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,664,406.39
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	10,033,658.77
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	13,698,065.16
Total Funds Collected	13,677,914.25	Total Funds Distributed	13,677,914.27

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,009,901,063.86	1,009,901,063.86	Beginning Certificate Balance	1,009,901,063.87
(-) Scheduled Principal Collections	1,036,859.71	1,036,859.71	(-) Principal Distributions	10,033,658.77
(-) Unscheduled Principal Collections	8,996,799.05	8,996,799.05	(-) Realized Losses	18,030,345.89
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	18,030,345.89
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	18,030,345.89	18,030,345.89	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	981,837,059.21	981,837,059.21	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,009,955,909.34	1,009,955,909.34	Ending Certificate Balance	981,837,059.21
Ending Actual Collateral Balance	981,837,059.21	981,837,059.21

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.01
Beginning Cumulative Advances	2,435,217.83	0.00	UC / (OC) Change	(0.01)
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	2,435,217.83	0.00	Net WAC Rate	4.56%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	61,835,432.21	6.30%	10	5.0265	NAP	Defeased	5	61,835,432.21	6.30%	10	5.0265	NAP
4,999,999 or less	9	35,138,479.54	3.58%	9	4.8146	1.950634	1.35 or less	14	403,598,691.26	41.11%	10	4.6964	0.770147
5,000,000 to 9,999,999	11	77,182,193.92	7.86%	9	4.8883	1.846651	1.36 to 1.50	5	65,751,581.34	6.70%	9	4.9625	1.419425
10,000,000 to 19,999,999	3	46,726,584.05	4.76%	9	4.7829	1.601123	1.51 to 1.65	7	60,732,040.15	6.19%	8	4.6685	1.613375
20,000,000 to 29,999,999	8	213,241,723.37	21.72%	9	4.4977	1.175617	1.66 to 1.80	5	48,623,356.93	4.95%	9	4.8866	1.725252
30,000,000 to 39,999,999	9	309,712,646.12	31.54%	6	4.5821	1.419771	1.81 to 2.00	1	4,185,045.52	0.43%	9	4.1600	1.940000
40,000,000 to 49,999,999	1	40,000,000.00	4.07%	10	4.0600	3.170000	2.01 to 3.00	8	254,840,122.34	25.96%	5	4.2281	2.252452
50,000,000 to 59,999,999	1	50,000,000.00	5.09%	9	3.8206	2.640000	3.01 or greater	4	82,270,789.46	8.38%	10	4.1537	3.367570
60,000,000 or greater	2	148,000,000.00	15.07%	9	4.5803	1.419730	Totals	49	981,837,059.21	100.00%	8	4.5734	1.567097
Totals	49	981,837,059.21	100.00%	8	4.5734	1.567097
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	5	61,835,432.21	6.30%	10	5.0265	NAP
							Defeased	5	61,835,432.21	6.30%	10	5.0265	NAP
Arizona	1	5,612,407.37	0.57%	9	4.9100	1.570000
							Industrial	1	4,075,000.00	0.42%	9	4.7400	5.110000
California	8	231,434,482.38	23.57%	10	4.3523	2.075197
							Lodging	13	188,714,759.79	19.22%	8	4.5640	1.702849
Colorado	2	16,840,889.47	1.72%	9	4.8640	0.918796
							Mixed Use	4	160,519,173.39	16.35%	9	3.9731	1.971822
Florida	3	17,836,763.43	1.82%	9	5.1414	1.381319
							Office	13	569,717,286.60	58.03%	7	4.6302	1.352535
Georgia	1	7,306,042.48	0.74%	8	4.3000	1.430000
							Other	1	5,300,000.00	0.54%	9	4.8200	2.390000
Hawaii	1	60,000,000.00	6.11%	8	4.1995	2.050000
							Retail	11	109,088,933.83	11.11%	9	4.7917	1.593491
Illinois	2	101,542,640.74	10.34%	(6)	4.6214	2.046230
							Self Storage	1	4,795,789.46	0.49%	10	4.7500	3.940000
Indiana	3	27,299,708.76	2.78%	9	5.1600	1.380000
							Totals	49	981,837,059.21	100.00%	8	4.5734	1.567097
Massachusetts	2	6,444,770.14	0.66%	9	4.9729	1.531260

Nevada	1	37,363,640.77	3.81%	9	4.9200	1.260000

New Jersey	1	5,300,000.00	0.54%	9	4.8200	2.390000

New Mexico	1	4,500,000.00	0.46%	8	4.3890	1.720000

New York	6	369,000,000.00	37.58%	9	4.3975	1.157547

North Carolina	1	19,668,329.39	2.00%	10	5.0200	1.450000

Pennsylvania	1	7,928,961.99	0.81%	8	4.4900	1.770000

South Carolina	2	22,078,142.11	2.25%	8	4.9376	1.563597

Tennessee	2	17,431,069.64	1.78%	8	4.4300	0.630000

Texas	2	14,463,456.46	1.47%	10	5.2397	1.384416

Virginia	1	27,781,664.66	2.83%	10	5.0000	1.710000

Washington	2	6,475,000.00	0.66%	9	4.7400	5.110000

Wisconsin	1	35,902,973.28	3.66%	9	4.8900	0.930000

Totals	49	981,837,059.21	100.00%	8	4.5734	1.567097

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	61,835,432.21	6.30%	10	5.0265	NAP	Defeased	5	61,835,432.21	6.30%	10	5.0265	NAP
	4.00% or less	2	75,000,000.00	7.64%	9	3.8206	2.640000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.5%	13	312,034,319.14	31.78%	9	4.2265	1.758045	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	21	452,846,273.76	46.12%	7	4.7685	1.289061	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	8	80,121,034.10	8.16%	10	5.1770	1.434092	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	981,837,059.21	100.00%	8	4.5734	1.567097	49 months or greater	44	920,001,627.00	93.70%	8	4.5429	1.570886
								Totals	49	981,837,059.21	100.00%	8	4.5734	1.567097
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	61,835,432.21	6.30%	10	5.0265	NAP	Defeased	5	61,835,432.21	6.30%	10	5.0265	NAP
	60 months or less	44	920,001,627.00	93.70%	8	4.5429	1.570886	Interest Only	15	478,275,000.00	48.71%	9	4.3436	1.646248
61 months to 102 months		0	0.00	0.00%	0	0.0000	0.000000	238 months or less	7	44,448,256.62	4.53%	9	4.9227	1.677556
	103 months or greater	0	0.00	0.00%	0	0.0000	0.000000	239 months to 299 months	22	397,278,370.38	40.46%	7	4.7405	1.468224
	Totals	49	981,837,059.21	100.00%	8	4.5734	1.567097	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	49	981,837,059.21	100.00%	8	4.5734	1.567097
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	61,835,432.21	6.30%	10	5.0265	NAP			No outstanding loans in this group
Underwriter's Information		1	3,046,979.10	0.31%	10	5.1100	1.410000
	12 months or less	40	873,025,685.91	88.92%	8	4.5438	1.627715
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	3	43,928,961.99	4.47%	9	4.4868	0.452646
	Totals	49	981,837,059.21	100.00%	8	4.5734	1.567097
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	30312122	OF	New York	NY	Actual/360	4.840%	331,271.11	0.00	0.00	N/A	01/06/27	--	88,000,000.00	88,000,000.00	03/06/26
3A1C1	30312105	MU	New York	NY	Actual/360	3.821%	148,578.89	0.00	0.00	N/A	12/06/26	--	50,000,000.00	50,000,000.00	02/06/26
3A1C2	30312106	MU	New York	NY	Actual/360	3.821%	74,289.44	0.00	0.00	N/A	12/06/26	--	25,000,000.00	25,000,000.00	02/06/26
4A1	30312139	OF	Santa Monica	CA	Actual/360	4.060%	126,311.11	0.00	0.00	N/A	01/01/27	--	40,000,000.00	40,000,000.00	03/01/26
4A2	30312160	OF	Santa Monica	CA	Actual/360	4.060%	97,891.11	0.00	0.00	N/A	01/01/27	--	31,000,000.00	31,000,000.00	03/01/26
5A32	30312110	OF	Chicago	IL	Actual/360	4.610%	116,587.51	0.00	0.00	N/A	08/06/25	08/06/27	32,515,885.43	32,515,885.43	03/06/26
5A41	30312111	OF	Chicago	IL	Actual/360	4.610%	116,587.51	0.00	0.00	N/A	08/06/25	08/06/27	32,515,885.43	32,515,885.43	03/06/26
6A1	30312143	OF	Sunnyvale	CA	Actual/360	4.550%	132,615.34	69,484.73	0.00	N/A	01/06/27	--	37,475,394.46	37,405,909.73	03/06/26
6A3	30312145	OF	Sunnyvale	CA	Actual/360	4.550%	99,461.50	52,113.54	0.00	N/A	01/06/27	--	28,106,545.82	28,054,432.28	03/06/26
7A1	30312118	OF	Brooklyn	NY	Actual/360	4.730%	139,797.78	0.00	0.00	N/A	01/06/27	--	38,000,000.00	38,000,000.00	03/06/26
7A3	30312120	OF	Brooklyn	NY	Actual/360	4.730%	106,687.78	0.00	0.00	N/A	01/06/27	--	29,000,000.00	29,000,000.00	03/06/26
8	30312107	LO	Honolulu	HI	Actual/360	4.199%	195,976.67	0.00	0.00	N/A	11/01/26	--	60,000,000.00	60,000,000.00	03/01/26
10	30312113	LO	Los Angeles	CA	Actual/360	4.250%	111,063.31	90,632.05	0.00	N/A	11/06/26	--	33,598,983.53	33,508,351.48	03/06/26
11	30312154	RT	Las Vegas	NV	Actual/360	4.920%	143,244.28	69,532.93	0.00	N/A	12/06/26	--	37,433,173.70	37,363,640.77	03/06/26
12	30312116	OF	West Allis	WI	Actual/360	4.890%	136,837.03	75,210.60	0.00	N/A	12/06/26	--	35,978,183.88	35,902,973.28	03/06/26
13	30312134	LO	Various	IN	Actual/360	5.160%	109,832.85	67,279.32	0.00	N/A	12/06/26	--	27,366,988.08	27,299,708.76	03/06/26
14	30312129	OF	Aurora	CO	Actual/360	5.090%	106,997.46	8,996,799.05	0.00	N/A	01/06/27	--	27,027,144.94	0.00	03/06/26
15	30298032	OF	New York	NY	Actual/360	4.500%	0.00	0.00	0.00	N/A	01/06/27	--	31,500,000.00	31,500,000.00	03/06/23
16	30312138	OF	Leesburg	VA	Actual/360	5.000%	108,238.28	51,036.70	0.00	N/A	01/06/27	--	27,832,701.36	27,781,664.66	03/06/26
17	30297940	MU	New York	NY	Actual/360	4.127%	0.00	0.00	0.00	N/A	11/06/26	--	28,500,000.00	28,500,000.00	11/06/23
19	30312112	LO	Various	Various	Actual/360	4.430%	78,097.02	60,099.99	0.00	N/A	11/06/26	--	22,666,017.66	22,605,917.67	03/06/26
20	30312130	OF	Newark	DE	Actual/360	5.280%	91,544.59	53,897.03	0.00	N/A	01/06/27	--	22,291,701.51	22,237,804.48	03/06/26
21	30312104	MU	New York	NY	Actual/360	4.050%	78,750.00	0.00	0.00	N/A	11/06/26	--	25,000,000.00	25,000,000.00	03/06/26
22	30312127	IN	Atlanta	GA	Actual/360	4.870%	74,027.84	43,494.80	0.00	N/A	12/06/26	--	19,543,870.82	19,500,376.02	03/06/26
23	30312142	RT	Charlotte	NC	Actual/360	5.020%	76,934.67	36,054.70	0.00	N/A	01/06/27	--	19,704,384.09	19,668,329.39	03/06/26
25	30312140	RT	Los Angeles	CA	Actual/360	4.452%	55,402.67	0.00	0.00	N/A	12/06/26	--	16,000,000.00	16,000,000.00	03/06/26
27A2A	30312108	LO	Hilton Head Island	SC	Actual/360	4.920%	14,670.77	14,326.16	0.00	N/A	10/06/26	--	3,833,825.31	3,819,499.15	03/06/26
27A3B	30312109	LO	Hilton Head Island	SC	Actual/360	4.920%	29,341.55	28,652.30	0.00	N/A	10/06/26	--	7,667,651.93	7,638,999.63	03/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	30312159	OF	Lakewood	CO	Actual/360	4.840%	41,733.98	28,104.90	0.00	N/A	12/06/26	--	11,086,359.56	11,058,254.66	03/06/26
30	30312151	IN	Vance	AL	Actual/360	4.680%	41,643.72	24,329.42	0.00	N/A	01/06/27	--	11,440,582.74	11,416,253.32	03/06/26
31	30312135	LO	Delray Beach	FL	Actual/360	5.460%	35,133.80	29,094.81	0.00	N/A	01/06/27	--	8,273,264.38	8,244,169.57	03/06/26
32	30312131	LO	Pittsburgh	PA	Actual/360	4.490%	27,796.23	30,506.60	0.00	N/A	11/06/26	--	7,959,468.59	7,928,961.99	03/06/26
33	30312149	RT	Lindsay	CA	Actual/360	4.710%	30,942.60	16,048.53	0.00	N/A	12/06/26	--	8,446,570.14	8,430,521.61	03/06/26
34	30312128	MU	Houston	TX	Actual/360	5.250%	28,764.39	25,167.90	0.00	N/A	01/06/27	--	7,044,341.29	7,019,173.39	03/06/26
35	30297853	RT	Suwanee	GA	Actual/360	4.300%	24,500.43	19,666.85	0.00	N/A	11/06/26	--	7,325,709.33	7,306,042.48	03/06/26
36	30312136	OF	Irving	TX	Actual/360	5.230%	30,355.44	18,129.53	0.00	N/A	01/06/27	--	7,462,412.60	7,444,283.07	03/06/26
38	30312097	LO	Surprise	AZ	Actual/360	4.910%	21,512.52	20,780.64	0.00	N/A	12/06/26	--	5,633,188.01	5,612,407.37	03/06/26
39	30312096	OF	Fort Collins	CO	Actual/360	4.910%	22,138.70	14,523.39	0.00	N/A	01/06/27	--	5,797,158.20	5,782,634.81	03/06/26
41	30312125	Various Bellevue		WA	Actual/360	4.740%	23,871.17	0.00	0.00	N/A	12/06/26	--	6,475,000.00	6,475,000.00	03/06/26
42	30312132	OF	Porterville	CA	Actual/360	4.160%	13,626.08	26,312.81	0.00	N/A	12/06/26	--	4,211,358.33	4,185,045.52	03/06/26
43	30312155	RT	Spring	TX	Actual/360	5.090%	20,356.27	12,726.19	0.00	N/A	12/06/26	--	5,141,915.71	5,129,189.52	03/06/26
44	30312150	SS	Riverside	CA	Actual/360	4.750%	17,762.97	12,231.75	0.00	N/A	01/06/27	--	4,808,021.21	4,795,789.46	03/06/26
45	30312124	98	Clifton	NJ	Actual/360	4.820%	19,869.11	0.00	0.00	N/A	12/01/26	--	5,300,000.00	5,300,000.00	03/01/26
46	30312137	LO	Cocoa	FL	Actual/360	5.380%	18,530.19	10,604.53	0.00	N/A	01/06/27	--	4,428,350.36	4,417,745.83	03/06/26
47	30312156	RT	Albuquerque	NM	Actual/360	4.389%	15,361.50	0.00	0.00	N/A	11/06/26	--	4,500,000.00	4,500,000.00	03/06/26
48	30312126	RT	Chicago	IL	Actual/360	4.900%	15,257.19	8,360.15	0.00	N/A	12/06/26	--	4,003,344.60	3,994,984.45	03/06/26
49	30312133	RT	Holbrook	MA	Actual/360	4.850%	12,849.77	8,627.29	0.00	N/A	12/06/26	--	3,406,418.33	3,397,791.04	03/06/26
50	30312141	SS	Metuchen	NJ	Actual/360	5.320%	14,727.77	7,534.12	0.00	N/A	01/06/27	--	3,559,342.99	3,551,808.87	03/06/26
51	30312157	RT	Dorchester	MA	Actual/360	5.110%	12,134.73	6,210.57	0.00	N/A	01/06/27	--	3,053,189.67	3,046,979.10	03/06/26
52	30312158	RT	Walterboro	SC	Actual/360	5.050%	11,731.21	6,084.88	0.00	N/A	02/06/27	--	2,986,729.87	2,980,644.99	03/06/26
Totals							3,401,637.84	10,033,658.76	0.00				1,009,901,063.86	981,837,059.21
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	5,148,955.50	4,663,453.61	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1C1	24,437,456.56	26,875,939.66	01/01/25	12/31/25	--	0.00	0.00	148,384.45	148,384.45	0.00	0.00
3A1C2	24,437,456.56	26,875,939.66	01/01/25	12/31/25	--	0.00	0.00	74,192.22	74,192.22	0.00	0.00
4A1	9,557,872.53	9,730,020.39	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	9,557,872.53	9,730,020.39	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A32	32,585,572.03	37,566,707.51	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A41	32,585,572.03	37,566,707.51	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	16,682,699.84	16,245,009.72	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	16,682,699.84	16,245,009.72	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	5,364,365.81	2,962,816.73	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	5,364,365.81	2,962,816.73	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	164,167,992.00	128,876,882.00	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,861,331.83	5,566,256.68	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,500,435.22	3,380,363.20	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,977,715.81	4,991,669.41	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	3,379,284.35	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,487,237.00	1,222,370.81	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	10/07/24	14,036,285.28	477,584.61	(301.84)	961,939.10	0.00	0.00
16	3,745,230.33	3,298,744.79	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	755,243.91	977,107.00	01/01/25	06/30/25	12/11/25	18,617,952.64	649,894.08	(230.53)	1,236,035.67	0.00	0.00
19	0.00	1,382,939.62	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	14,850,973.28	13,848,942.39	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,990,301.78	1,981,945.83	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,563,750.64	1,614,583.18	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27A2A	7,356,606.96	13,031,049.77	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27A3B	7,356,606.96	13,031,049.77	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,061,116.66	839,342.06	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,486,382.29	1,469,982.75	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	12,887.25	0.00
33	1,188,184.61	932,980.01	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,630,823.08	1,093,836.44	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	787,440.67	802,774.38	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,031,494.98	811,502.16	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,053,380.80	916,525.57	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	497,059.07	422,840.52	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	1,650,419.10	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	997,343.52	1,037,984.71	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1,361,213.43	1,429,681.57	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	590,076.62	620,276.16	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	695,578.58	744,932.52	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	459,331.46	501,782.05	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	379,221.50	423,530.80	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	221,495.96	218,760.88	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	413,458,457.99	401,924,782.11				32,654,237.92	1,127,478.69	222,044.30	2,420,551.44	12,887.25	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
14	30312129	8,996,799.05	DPO	0.00	0.00
Totals		8,996,799.05		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/12/26	0	0.00	0	0.00	2	60,000,000.00	1	31,500,000.00	0	0.00	0	0.00	0	0.00	1	8,996,799.05	4.573401%	4.559855%	8
02/12/26	0	0.00	0	0.00	2	60,000,000.00	1	31,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.587469%	4.573953%	9
01/12/26	0	0.00	0	0.00	2	60,000,000.00	1	31,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.587679%	4.574161%	10
12/12/25	0	0.00	0	0.00	2	60,000,000.00	1	31,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.587888%	4.574368%	11
11/13/25	0	0.00	0	0.00	2	60,000,000.00	2	31,500,000.00	0	0.00	0	0.00	0	0.00	1	17,169,240.32	4.588112%	4.574590%	12
10/10/25	0	0.00	0	0.00	3	88,500,000.00	2	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.594381%	4.580890%	13
09/12/25	0	0.00	0	0.00	3	88,500,000.00	2	60,000,000.00	4	0.00	0	0.00	0	0.00	4	0.00	4.594590%	4.581098%	14
08/12/25	1	3,083,064.75	0	0.00	7	188,500,000.00	2	60,000,000.00	4	100,000,000.00	0	0.00	0	0.00	0	0.00	4.543269%	4.530045%	15
07/11/25	0	0.00	0	0.00	7	188,500,000.00	2	60,000,000.00	4	100,000,000.00	0	0.00	0	0.00	0	0.00	4.543484%	4.530258%	16
06/12/25	0	0.00	0	0.00	7	188,500,000.00	2	60,000,000.00	4	100,000,000.00	0	0.00	0	0.00	0	0.00	4.543714%	4.530486%	17
05/12/25	0	0.00	0	0.00	7	188,500,000.00	2	60,000,000.00	4	100,000,000.00	0	0.00	0	0.00	0	0.00	4.543926%	4.530696%	18
04/11/25	0	0.00	1	36,589,285.58	7	188,500,000.00	2	60,000,000.00	4	100,000,000.00	0	0.00	0	0.00	0	0.00	4.544154%	4.530922%	19
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3A1C1	30312105	02/06/26	0	A	148,384.45	148,384.45	0.00	50,000,000.00
3A1C2	30312106	02/06/26	0	A	74,192.22	74,192.22	0.00	25,000,000.00
15	30298032	03/06/23	35	6	(301.84)	961,939.10	106,224.35	31,500,000.00	06/08/23	2		09/18/23
17	30297940	11/06/23	27	6	(230.53)	1,236,035.67	0.00	28,500,000.00	09/06/23	2
Totals					222,044.30	2,420,551.44	106,224.35	135,000,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		916,805,288	856,805,288	28,500,000		31,500,000
13 - 24 Months		65,031,771	65,031,771	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-26	981,837,059	921,837,059	0	0	28,500,000	31,500,000
Feb-26	1,009,901,064	949,901,064	0	0	28,500,000	31,500,000
Jan-26	1,010,810,802	950,810,802	0	0	28,500,000	31,500,000
Dec-25	1,011,716,751	951,716,751	0	0	60,000,000	0
Nov-25	1,012,682,324	952,682,324	0	0	28,500,000	31,500,000
Oct-25	1,042,080,476	953,580,476	0	0	57,000,000	31,500,000
Sep-25	1,043,038,534	954,538,534	0	0	57,000,000	31,500,000
Aug-25	1,143,928,953	952,345,888	3,083,065	0	57,000,000	131,500,000
Jul-25	1,144,815,664	956,315,664	0	0	57,000,000	131,500,000
Jun-25	1,145,762,695	957,262,695	0	0	57,000,000	131,500,000
May-25	1,146,641,768	958,141,768	0	0	28,500,000	160,000,000
Apr-25	1,147,581,436	922,492,150	0	36,589,286	28,500,000	160,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	30312122	88,000,000.00	88,000,000.00	160,000,000.00	12/01/16	4,274,767.61	0.99000	12/31/25	01/06/27	I/O
14	30312129	0.00	-	51,600,000.00	10/13/16	642,517.81	0.31000	06/30/25	01/06/27	249
15	30298032	31,500,000.00	31,500,000.00	22,000,000.00	09/06/23	(84,396.66)	(0.06000)	12/31/23	01/06/27	I/O
17	30297940	28,500,000.00	28,500,000.00	105,000,000.00	11/21/25	408,590.00	0.05000	06/30/25	11/06/26	I/O
51	30312157	3,046,979.10	3,046,979.10	5,230,000.00	10/26/16	312,498.00	1.41000	--	01/06/27	250
Totals		151,046,979.10	151,046,979.10	343,830,000.00		5,553,976.76

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	30312122	OF	NY	12/08/25	1

3/6/2026 - The Loan has transferred to Special Servicing as of 12/10/2025 for imminent default. The Loan is paid current. The collateral is a 25-story Class B office property built in 1928. The property is located on the southeast corner of West

38th Street and Broadway in the Times Square South office submarket of Midtown Manhattan. The property contains 213,998 sq. ft. on a 7,989 sq. ft. parcel of land. The Special Servicer is in the process of reviewing the loan file and reviewing

	Borrower''s proposa l to modify the Loan.

14	30312129	OF	CO	12/19/23	2

3/6/2026 - The Loan transferred to special servicing effective 12/19/2023. The loan is currently paid to 1/6/2026, though operating expense shortfalls are occurring. The Collateral consists of two adjacent office buildings totaling 399k SF in Denver subur b, Aurora, CO. The property is experiencing increased vacancy and decreased cash flow (due to loss of a large tenant). Cash management has been implemented. PNA has been executed and legal counsel engaged. Appraisal has been received and is under review. Borrower has consented to the sale of the Property through a Receiver. Receiver has signed a PSA to sell the property to a third-party purchaser for $8.8MM purchase price which has been approved by the court.

	Property sold via receiver sale on 2/26/226

15	30298032	OF	NY	06/08/23	2

3/6/2026 - The Loan transferred to special servicing effective 6/9/23 for payment default and is currently due for the 4/6/23 payment. Legal counsel was engaged and the debt formally demanded. Foreclosure filed 9/18/23. A PNA was sent to

Borrower but not executed. An amended foreclosure complaint was filed 12/14/23 to address a significant mechanic''s lien (which was ultimately released in January 2025). Receiver appointed late March 2025 via consent, with express authority

	to sell. The receiver has taken control of the asset. Updated appraisal has been completed. The asset is currently being evaluated for sale by the receiver.

17	30297940	MU	NY	09/06/23	2
	3/6/2026 - Receiver remains in place and foreclosure is scheduled for 3/3/26 at 2:15 PM ET.

51	30312157	RT	MA	03/16/23	8
	Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5A32	30312110	0.00	4.61000%	0.00	4.61000%	8	12/27/23	12/06/23	01/18/24
5A41	30312111	0.00	4.61000%	0.00	4.61000%	8	12/27/23	12/06/23	01/18/24
14	30312129	0.00	5.09000%	0.00	5.09000%	8	02/28/23	08/21/23	09/26/23
17	30297940	28,500,000.00	4.12650%	28,500,000.00	4.12650%	8	07/02/20	07/02/20	08/04/20
19	30312112	25,897,261.98	4.43000%	25,897,261.98	4.43000%	8	06/02/20	06/05/20	06/04/20
31	30312135	9,826,323.09	5.46000%	9,826,323.09	5.46000%	10	04/23/20	05/06/20	04/27/20
31	30312135	0.00	5.46000%	9,612,791.15	5.46000%	8	04/21/21	03/25/21	04/21/21
Totals		64,223,585.07		64,223,585.07
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1A4B	30312100	09/12/25	10,000,000.00	48,000,000.00	0.00	2,675,616.92	0.00	(2,675,616.92)	27,675,616.92	0.00	0.00	27,675,616.92	276.75%
1A5	30312101	09/12/25	40,000,000.00	48,000,000.00	0.00	4,277,861.57	0.00	(4,277,861.57)	44,277,861.57	0.00	0.00	44,277,861.57	110.69%
1A7	30312102	09/12/25	25,000,000.00	48,000,000.00	0.00	2,675,616.92	0.00	(2,675,616.92)	27,675,616.92	0.00	0.00	27,675,616.92	110.70%
1A8	30312103	09/12/25	25,000,000.00	48,000,000.00	0.00	2,698,735.27	0.00	(2,698,735.27)	27,698,735.27	0.00	0.00	27,698,735.27	110.79%
14	30312129	03/12/26	27,027,144.94	51,600,000.00	9,649,484.63	646,814.82	9,643,613.87	8,996,799.05	18,030,345.89	0.00	0.00	18,030,345.89	56.34%
18	30312123	11/13/25	28,500,000.00	17,300,000.00	18,887,333.84	1,718,093.52	18,887,333.84	17,169,240.32	11,330,759.68	0.00	0.00	11,330,759.68	39.75%
Current Period Totals			27,027,144.94	51,600,000.00	9,649,484.63	646,814.82	9,643,613.87	8,996,799.05	18,030,345.89	0.00	0.00	18,030,345.89
Cumulative Totals			155,527,144.94	260,900,000.00	28,536,818.47	14,692,739.02	28,530,947.71	13,838,208.69	156,688,936.25	0.00	0.00	156,688,936.25

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	01/12/26	0.00	0.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/25	0.00	(0.01)	0.00	0.00	0.00	0.00	0.00	0.00
1A4B	30312100	09/12/25	0.00	0.00	27,675,616.92	0.00	0.00	10,000,000.00	0.00	383,423.14	10,383,423.14
1A5	30312101	09/12/25	0.00	0.00	44,277,861.57	0.00	0.00	40,000,000.00	0.00	506,996.28	40,506,996.28
1A7	30312102	09/12/25	0.00	0.00	27,675,616.92	0.00	0.00	25,000,000.00	0.00	0.00	25,000,000.00
1A8	30312103	09/12/25	0.00	0.00	27,698,735.27	0.00	0.00	25,000,000.00	0.00	0.00	25,000,000.00
14	30312129	03/12/26	0.00	0.00	18,030,345.89	0.00	0.00	18,030,345.89	0.00	0.00	18,030,345.89
18	30312123	11/13/25	0.00	0.00	11,330,759.68	0.00	0.00	11,330,759.68	0.00	0.00	11,330,759.68
Current Period Totals			0.00	0.00	18,030,345.89	0.00	0.00	18,030,345.89	0.00	0.00	18,030,345.89
Cumulative Totals			0.00	0.02	156,688,936.25	0.00	0.00	129,361,105.57	0.00	890,419.42	130,251,524.99

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	17,111.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	47.55	0.00	0.00	0.00
14	0.00	0.00	(52,332.48)	0.00	0.00	0.00	0.00	0.00	(7,026.93)	0.00	0.00	0.00
15	0.00	0.00	6,125.00	0.00	0.00	0.00	0.00	110,250.00	0.00	0.00	0.00	0.00
17	0.00	0.00	5,541.67	0.00	0.00	0.00	0.00	91,470.75	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.32	0.00	0.00	0.00
Total	0.00	0.00	(23,554.70)	0.00	0.00	0.00	0.00	201,720.75	(6,979.06)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		171,186.99

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29